Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flow from operating activities:
Net loss	$ (3,434)	$ (2,247)
Adjustments required to reconcile net (loss) to net cash provided By operating activities:
Depreciation and amortization	6,905	6,964
Loss from sale of property and equipment	122	10
Share-based compensation	2,647	2,199
Decrease (increase) in accrued severance pay and pensions, net	(48)	77
Decrease (increase) in trade receivables, net	(1,537)	28,162
Decrease (increase) in other assets (including other accounts receivable, prepaid expenses, other non-current assets, and the effect of exchange rate changes on cash and cash equivalents)	755	(2,319)
Decrease in inventories	1,561	127
Decrease in operating lease right-of-use assets	2,135	2,054
Increase (decrease) in trade payables	3,081	(18,045)
Increase (decrease) in other accounts payable and accrued expenses (including other long-term liabilities)	2,620	(2,531)
Decrease in operating lease liability	(2,140)	(915)
Decrease in deferred revenues	(1,071)	(164)
Net cash provided by operating activities	11,596	13,372
Cash flow from investing activities:
Purchase of property and equipment	(5,597)	(7,426)
Software development costs capitalized	(2,921)	(1,711)
Payments made in connection with business acquisitions, net of acquired cash	0	(6,570)
Net cash used in investing activities	(8,518)	(15,707)
Cash flow from financing activities:
Proceeds from exercise of stock options	276	651
Repayments of bank credits and loans, net	(6,996)	(4,700)
Net cash used in financing activities	(6,720)	(4,049)
Effect of exchange rate changes on cash and cash equivalents	45	289
Decrease in cash and cash equivalents	(3,597)	(6,095)
Cash and cash equivalents at the beginning of the period	38,368	35,311
Cash and cash equivalents at the end of the period	$ 34,771	$ 29,216